Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2023 USD ($)	Jul. 01, 2022 USD ($)	Jul. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for William D. Mosley (1) (b)	Compensation Actually Paid to William D. Mosley (1)(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3) (e)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income ($)(m) (h)	Company Selected Measure: ROIC (%)(5) (i)
					TSR (f)	Peer Group TSR (g)
2023	$11,436,208	$4,811,598	$3,270,494	$171,402	$147	$215	-$529	16%
2022	$13,210,318	$3,559,186	$6,482,662	$3,153,551	$157	$155	$1,649	78%
2021	$11,641,189	$36,801,611	$3,241,870	$8,283,027	$192	$156	$1,314	77%

Company Selected Measure Name	return on invested capital
Named Executive Officers, Footnote	William D. Mosley was our PEO during all of our fiscal years 2021, 2022, and 2023. The individuals comprising the non-PEO NEOs for each fiscal year presented are listed below.

2023	2022	2021
Gianluca Romano	Gianluca Romano	Gianluca Romano
Ban Seng Teh	Jeffrey D. Nygaard	Jeffrey D. Nygaard
Katherine E. Schuelke	Ravi Naik	Ravi Naik
Jeffrey D. Nygaard	Ban Seng Teh	Ban Seng Teh
Ravi Naik

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table shows the cumulative total shareholder return with respect to the Dow Jones US Computer Hardware Index (“DJUSCR Index”), which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports for the fiscal years 2021, 2022 and 2023. The Company’s TSR and the Peer Group TSR assume that a fixed amount of $100 was invested for the period starting July 2, 2020 (which is the last trading day of fiscal year 2020), through the end of the listed year in the company and in the DJUSCR Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 11,436,208	$ 13,210,318	$ 11,641,189
PEO Actually Paid Compensation Amount	$ 4,811,598	3,559,186	36,801,611
Adjustment To PEO Compensation, Footnote	The following provides additional information regarding the adjustments made to the amounts reported in the "Total" column of the Summary Compensation Table for our PEO and the non-PEO NEOs in order to determine Compensation Actually Paid. Fair Value amounts are calculated in accordance with FASB ASC Topic 718.

	2023		2022		2021
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
	($)	($)	($)	($)	($)	($)
Summary Compensation Table (SCT) “Total” column amount	11,436,208	3,270,494	13,210,318	6,482,662	11,641,189	3,241,870
Deduct for amounts reported under the “Share Awards” and “Option Awards” columns of the SCT	(10,455,724)	(2,338,383)	(10,115,306)	(5,106,563)	(8,529,786)	(2,056,351)
Increase for fair value at fiscal year end of outstanding unvested awards granted in fiscal year	6,822,299	950,619	5,528,149	2,784,083	18,920,956	3,837,080
Increase/decrease for change in fair value of outstanding unvested awards granted in prior fiscal years	(2,955,270)	(401,725)	(5,663,893)	(1,202,656)	12,595,991	2,757,296
Increase for fair value at vesting of awards granted in fiscal year that vested during fiscal year	—	—	—	—	—	—
Increase/decrease for change in fair value as of vesting date of awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(35,915)	(26,532)	599,918	196,025	2,173,261	503,131
Decrease for fair value as of prior fiscal year end of awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	(1,283,071)	—	—	—	—
Compensation Actually Paid	$4,811,598	$171,402	$3,559,186	$3,153,551	$36,801,611	$8,283,027

Non-PEO NEO Average Total Compensation Amount	$ 3,270,494	6,482,662	3,241,870
Non-PEO NEO Average Compensation Actually Paid Amount	$ 171,402	3,153,551	8,283,027
Adjustment to Non-PEO NEO Compensation Footnote	The following provides additional information regarding the adjustments made to the amounts reported in the "Total" column of the Summary Compensation Table for our PEO and the non-PEO NEOs in order to determine Compensation Actually Paid. Fair Value amounts are calculated in accordance with FASB ASC Topic 718.

	2023		2022		2021
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
	($)	($)	($)	($)	($)	($)
Summary Compensation Table (SCT) “Total” column amount	11,436,208	3,270,494	13,210,318	6,482,662	11,641,189	3,241,870
Deduct for amounts reported under the “Share Awards” and “Option Awards” columns of the SCT	(10,455,724)	(2,338,383)	(10,115,306)	(5,106,563)	(8,529,786)	(2,056,351)
Increase for fair value at fiscal year end of outstanding unvested awards granted in fiscal year	6,822,299	950,619	5,528,149	2,784,083	18,920,956	3,837,080
Increase/decrease for change in fair value of outstanding unvested awards granted in prior fiscal years	(2,955,270)	(401,725)	(5,663,893)	(1,202,656)	12,595,991	2,757,296
Increase for fair value at vesting of awards granted in fiscal year that vested during fiscal year	—	—	—	—	—	—
Increase/decrease for change in fair value as of vesting date of awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	(35,915)	(26,532)	599,918	196,025	2,173,261	503,131
Decrease for fair value as of prior fiscal year end of awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	(1,283,071)	—	—	—	—
Compensation Actually Paid	$4,811,598	$171,402	$3,559,186	$3,153,551	$36,801,611	$8,283,027

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and the company’s and DJUSCR Index’s cumulative TSRs over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Company Selected Measure which was ROIC during the three most recently completed fiscal years.

Tabular List, Table

Performance Measures
Relative TSR
Return on Invested Capital ("ROIC")
Adjusted Operating Margin ("AOM")
Revenue
Total Customer Experience ("TCE")

Total Shareholder Return Amount	$ 147	157	192
Peer Group Total Shareholder Return Amount	215	155	156
Net Income (Loss)	$ (529,000,000)	$ 1,649,000,000	$ 1,314,000,000
Company Selected Measure Amount	0.16	0.78	0.77
PEO Name	William D. Mosley
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid, or "CAP", have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs during the applicable year. These amounts reflect the amounts reported in the "Total" column of the Summary Compensation Table with certain adjustments as described in footnote 3 below.We determined ROIC, or return on invested capital, to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEOs and non-PEO NEOs in fiscal year 2023. This performance measure may not have been the most important financial performance measure for fiscal years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years. ROIC is calculated as the average annual ROIC over the prior three fiscal years. Annual ROIC is calculated as (i) adjusted operating income multiplied by (1 minus the average tax rate), divided by (ii) (x) adjusted net plant, property and equipment plus total current assets minus cash and cash equivalents, minus (y) current liabilities with the exclusion of the current portion of long-term debt. All values represent U.S. GAAP results except adjusted operating income and adjusted net plant, property and equipment. Adjusted operating income, used to determine Annual ROIC, is operating income adjusted to exclude the impact of (a) share-based compensation expense and (b) material, unusual or non-recurring gains and losses, accounting charges or other extraordinary events that were not foreseen at the time the performance measure was established, in each case of (a) and (b), as publicly reported in the Company’s U.S. Non-GAAP financial measures each quarter. Adjusted net plant, property and equipment includes net plant, property and equipment and the net value of right of use assets acquired through leasing.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital ("ROIC")
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Margin ("AOM")
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Total Customer Experience ("TCE")
PEO | Share Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (10,455,724)	$ (10,115,306)	$ (8,529,786)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	6,822,299	5,528,149	18,920,956
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(2,955,270)	(5,663,893)	12,595,991
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(35,915)	599,918	2,173,261
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Share Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(2,338,383)	(5,106,563)	(2,056,351)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	950,619	2,784,083	3,837,080
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(401,725)	(1,202,656)	2,757,296
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(26,532)	196,025	503,131
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (1,283,071)	$ 0	$ 0